Commitments and Contingencies (Tables) (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Schedule of Future Minimum Purchase Commitment

The total future minimum purchase commitment under a non-cancellable purchase contract as of March 31, 2020 for the next five years and thereafter is as follows:

Twelve months ending March 31,	Minimum purchase
2021	$693,900
2022	693,900
2023	693,900
2024	693,900
2025	693,900
Thereafter	1,908,225
Total minimum purchase commitments required	$5,377,725

Purchase commitments

The total future minimum purchase commitment under a non-cancellable purchase contract as of December 31, 2019 for the next five years and thereafter is as follows:

Twelve months ending December 31,	Minimum purchase
2020	$693,900
2021	693,900
2022	693,900
2023	693,900
2024	693,900
Thereafter	2,081,700
Total minimum purchase commitments required	$5,551,200

Superior Living SDN. BHD. [Member]
Schedule of Future Minimum Purchase Commitment

The Company’s commitment for minimum lease payments under these operating leases as of March 31, 2020 for the next five years is as follow:

Twelve Months Ending March 31,	Minimum Lease Payment

2021	$164,745
2022	158,981
2023	156,551
2024	38,038
Thereafter	-
Total minimum payments required	$518,315

The Company’s commitment for minimum lease payments under these operating leases as of December 31, 2019 for the next five years is as follow:

Twelve Months Ending December 31,	Minimum Lease Payment

2020	$178,035
2021	169,077
2022	165,836
2023	81,753
Thereafter	-
Total minimum payments required	$594,701